Investment Objectives and Goals	May 01, 2026
Kurv Nvidia (NVDA) Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV NVIDIA (NVDA) ENHANCED INCOME ETF (TICKER: NVID) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Nvidia (NVDA) Enhanced Income ETF (the “NVIDIA Fund” or the “Fund”) seeks to provide current income.
Kurv Meta (META) Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV META (META) ENHANCED INCOME ETF (TICKER: METY) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Meta (META) Enhanced Income ETF (the “META Fund” or the “Fund”) seeks to provide current income.